Summary of Principal Accounting Policies - Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	¥ 519,416	$ 71,160	¥ 585,733
Liabilities	1,766,105	241,954	2,257,815
Contingent liabilities				¥ 99,000	¥ 0
Amount due from related parties
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	20,802	2,850	23,307
Investments
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	498,614	$ 68,310	562,426
Nonconsolidated VIEs
Nonconsolidated VIEs
Liabilities	0		0	0
Contingent liabilities	0		0	0
Guarantees (implicit or explicit)	¥ 0		¥ 0	¥ 0